As filed with the Securities and Exchange Commission on October 31, 2003

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan Street
Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2004

Date of reporting period: August 31, 2003]

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

FOR THE SIX MONTHS ENDED

AUGUST 31, 2003

American Trust Allegiance Fund

October, 2003

Dear Fellow Shareholder,

We are pleased to send you the American Trust Allegiance Fund’s semi-annual report for the six-month period ending August 31, 2003. The Fund’s net assets equaled $21,179,555 million as of August 31, 2003. After experiencing disappointing investment performance during part of the recently ended three-year bear market, the Fund has posted more competitive investment performance over the past six months. Positive returns from the stock market are a welcome relief and augur a strengthening of the U. S. economy.

Annualized Returns (through 08/31/03)

				Since Inception
	6 Months*	1 Year	5 Years	(3/11/97)

American Trust Allegiance Fund	21.74%	8.11%	3.34%	5.65%
S&P 500 Index	20.88%	12.06%	2.48%	4.93%
* 6 month returns are not annualized.

We continue to believe that the punishing bear market of the past three years has ended and that more typical historical volatility trends for the stock market are likely as we move forward. The U.S. economy is clearly in a recovery phase, although the strength of the economic expansion appears muted on some measures. Real GDP growth, industrial production, capital spending, and corporate profitability are improving, while employment, typically a lagging economic indicator, continues to disappoint.

With the economy gaining strength, we believe the more cyclical sectors and industries will realize attractive earnings growth. As a consequence, we have over weighted the consumer discretionary, industrial, financial, and technology sectors, while cutting back on the more defensive sector of consumer staples. We have also sought to maintain strong diversification in the portfolio. Our bias continues to be large capitalization growth companies with a record of consistent earnings growth and strong competitive position.

We thank you for your support and look forward to helping you achieve your financial goals.

Sincerely,

Jeffrey M. Harris, CFA	Paul H. Collins

Past performance is not predictive of future results. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original investment.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments of this report for more complete information regarding holdings. (10/03)

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2003 (Unaudited)

Shares	COMMON STOCKS: 94.28%	Market Value

	Aerospace/Defense: 1.29%
3,400	United Technologies Corp	$272,850

	Air Freight & Couriers: 0.85%
4,750	Expeditors International of Washington, Inc.	179,123

	Air Transportation: 1.52%
6,000	JetBlue Airways Corp	321,720

	Aluminum: 0.59%
4,400	Alcoa, Inc.	125,664

	Auto Systems/Building Controls: 1.78%
3,800	Johnson Controls, Inc.	376,200

	Auto & Home Supply Stores: 1.58%
3,650	AutoZone, Inc.*	335,070

	Banks: 8.49%
4,800	Bank of America Corp	380,400
8,200	Citigroup, Inc.	355,470
8,400	J.P. Morgan Chase & Co.	287,448
10,600	U. S. Bancorp	253,340
6,200	Wachovia Corp.	261,330
5,200	Wells Fargo & Co.	260,728

		1,798,716

	Chemicals - Specialty: 0.94%
7,700	Ecolab, Inc	198,583

	Communications: 1.09%
12,000	Nextel Communications, Inc. - Class A*	231,360

	Computer Hardware: 3.69%
11,900	Dell, Inc.*	388,297
4,800	International Business Machines Corp	393,648

		781,945

	Computer Software: 6.09%
3,000	Electronic Arts, Inc.*	269,250
4,400	Fair Isaac, Inc.	257,840
15,800	Microsoft Corp.*	419,016
3,600	Symantec Corp.*	206,748
4,000	VERITAS Software Corp.*	137,920

		1,290,774

	Computer Storage/Peripheral: 1.35%
22,500	EMC Corp.*	286,875

    See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2003 (Unaudited), Continued

Shares		Market Value

	Construction & Engineering: 1.68%
7,600	Jacobs Engineering Group, Inc.*	$355,908

	Consumer Electronics: 0.73%
1,550	Harman International Industries, Inc.	154,457

	Cosmetics: 2.08%
3,000	Alberto-Culver Co. - Class B	171,240
4,200	Avon Products, Inc.	269,220

		440,460

	Diverse Financial Services: 7.39%
6,300	American Express Co	283,815
5,400	Federated Investors, Inc. - Class B	158,544
5,100	Legg Mason, Inc.	366,333
11,300	MBNA Corp.	263,742
7,600	Merrill Lynch & Co., Inc	408,728
2,100	SLM Corp	84,378

		1,565,540

	Electric Utilities: 2.51%
4,550	Dominion Resources, Inc. VA	275,639
4,150	FPL Group, Inc	256,719

		532,358

	Electrical Components and Accessories: 1.91%
20,600	Flextronics International Ltd.*#	277,894
14,000	Sanmina - SCI Corp.*	125,720

		403,614

	Farm Machinery: 1.76%
6,600	Deere & Co	372,966

	Food Distributors: 1.96%
5,500	Performance Food Group Co.*	215,655
6,300	Sysco Corp	198,198

		413,853

	Food Miscellaneous: 0.56%
4,400	McCormick & Co. - Non Voting Shares	117,480

	Household Products: 0.25%
975	Colgate-Palmolive Co.	53,898

    See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2003 (Unaudited), Continued

Shares		Market Value

	Industrial Gases: 1.06%
3,500	Praxair, Inc.	$223,370

	Industrial Machinery: 9.76%
3,650	American Standard Cos., Inc.*	292,694
5,200	Caterpillar, Inc	373,516
5,300	Danaher Corp	409,425
6,000	Donaldson Co., Inc	329,400
4,425	Illinois Tool Works, Inc	319,883
5,750	Ingersoll-Rand Co. - Class A#	342,240

		2,067,158

	Insurance - Brokers: 2.50%
6,200	Aon Corp.	137,640
7,850	Marsh & McLennan Companies, Inc.	392,500

		530,140

	Insurance - Multi-Line: 1.88%
6,667	American International Group, Inc.	397,153

	Internet Software & Services: 1.29%
8,200	Yahoo! Inc.*	273,880

	IT Consulting & Services: 0.87%
6,500	SunGard Data Systems, Inc.*	183,300

	Networking Equipment: 1.80%
19,920	Cisco Systems, Inc.*	381,468

	Oil and Gas - Equipment/Service: 1.31%
5,600	Schlumberger Ltd.#	277,256

	Oil and Gas - Integrated: 3.63%
3,500	ChevronTexaco Corp.	255,045
7,100	Exxon Mobil Corp	267,670
5,500	Royal Dutch Petroleum Co. #	246,785

		769,500

	Printing & Publishing: 0.63%
2,200	The McGraw-Hill Companies, Inc.	134,200

	Retail - Home Improvement: 2.80%
6,000	Lowe's Cos., Inc	329,160
8,200	Home Depot, Inc	263,712

		592,872

	Retail - Miscellaneous: 1.18%
4,500	eBay, Inc.*	249,210

    See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2003 (Unaudited), Continued
Shares		Market Value

	Retail - Specialty: 5.61%
7,900	Bed Bath & Beyond, Inc.*	$339,937
5,900	Best Buy Co., Inc.*	306,859
10,700	Chico's Fas, Inc.*	347,643
3,350	Coach, Inc.*	194,434

		1,188,873

	Semiconductors: 5.11%
3,400	Analog Devices, Inc.*	139,400
9,600	Applied Materials, Inc.*	207,360
14,700	Intel Corp.	420,714
3,950	Linear Technology Corp	162,819
6,400	Texas Instruments, Inc	152,640

		1,082,933

	Services - Data Processing: 2.01%
11,100	First Data Corp.	426,240

	Services - Diverse/Commercial: 1.57%
5,200	Apollo Group, Inc. - Class A*	333,164

	Thrifts & Mortgages: 1.18%
1,950	Countrywide Financial Corp	132,308
3,000	Washington Mutual, Inc.	116,940

		249,248

	TOTAL COMMON STOCKS
	(Cost $17,121,089)	19,969,379

Shares	SHORT-TERM INVESTMENTS: 4.30%	Market Value

910,385	Cash Trust Series II - Treasury Cash
	Series Fund II (Cost $910,385)	910,385

	Total Investments in Securities
	(Cost $18,031,474): 98.58%	20,879,764
	Other Assets in Excess of Liabilities: 1.42%	299,791

	Net Assets: 100.00%	$21,179,555

        *    Non-income producing security.

        #    ADR - American Depository Receipt

    See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2003 (Unaudited)

ASSETS
Investments in securities, at value (cost $18,031,474)	$20,879,764

Receivables:
Securities sold	376,377
Dividends and interest	25,263
Prepaid expenses	11,477
Other assets	113

Total assets	21,292,994

LIABILITIES
Payables:
Accrued advisory fee	12,004
Administration Fees	3,494
Due to custodian	62,393
Accrued expenses	35,548

Total liabilities	113,439

NET ASSETS	$21,179,555

Net asset value, offering and redemption price
per share [$21,179,555/1,588,639 shares
outstanding; unlimited number of shares
(par value $0.01) authorized]	$13.33

COMPONENTS OF NET ASSETS
Paid-in capital	$29,401,619
Accumulated net investment loss	(25,134)
Accumulated net realized loss on investments	(11,045,220)
Net unrealized appreciation on investments	2,848,290

Net assets	$21,179,555

     See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

STATEMENT OF OPERATIONS
For the Six Months August 31, 2003 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax $2,721)	$117,869

Expenses
Advisory fees (Note 3)	93,691
Transfer agent fees	23,397
Administration fees (Note 3)	19,724
Fund accounting fees	12,091
Audit fees	8,336
Custody fees	5,785
Registration fees	5,718
Reports to shareholders	3,821
Legal fees	3,535
Trustee fees	3,391
Miscellaneous	1,436
Insurance expense	1,243

Total expenses	182,168
Less: advisory fee waiver (Note 3)	(39,165)

Net expenses	143,003

Net investment loss	(25,134)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(592,048)
Net change in unrealized depreciation on investments...	4,476,113

Net realized and unrealized loss on investments	3,884,065

Net increase in net assets
resulting from operations	$3,858,931

    See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2003	Year Ended
	(Unaudited)	February 28, 2003

INCREASE / (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(25,134)	$(73,163)
Net realized loss on investments	(592,048)	(3,533,018)
Net unrealized appreciation/
(depreciation) on investments	4,476,113	(1,923,312)

Net increase/(decrease) in
net assets resulting
from operations	3,858,931	(5,529,493)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain on
security transactions	—	—

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets
derived from net change
in outstanding shares	(1,025,995)	(2,199,588)

Total increase/(decrease)
in net assets	2,832,936	(7,729,081)
NET ASSETS
Beginning of year	18,346,619	26,075,700

End of year	$21,179,555	$18,346,619

(a) A summary of share transactions is as follows:
	Year Ended		Year Ended
	February 28, 2003		February 28, 2002

	Shares	Value	Shares	Value

Shares sold	55,424	$669,876	168,681	$2,099,288
Shares issued in
reinvestment of
distributions	—	—	—	—
Shares redeemed	(143,140)	(1,695,871)	(347,980)	(4,298,876)

Net decrease	(87,716)	$(1,025,995)	(179,299)	$(2,199,588)

    See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months
	Ended		Year	Year	Year	Year	3/11/97*
	8/31/03		Ended	Ended	Ended	Ended	through
	(Unaudited)		2/28/03	2/28/02	2/28/01	2/29/00	2/28/99

Net asset value,
beginning of period	$10.94		$14.05	$16.76	$25.56	$16.93	$13.48

Income from
investment operations:
Net investment
gain/(loss)	(0.02)		(0.04)	(0.08)	(0.16)	(0.11)	(0.07)
Net realized and
unrealized gain/(loss)
on investments	2.41		(3.07)	(2.24)	(8.10)	8.74	3.74

Total from investment
operations	2.39		(3.11)	(2.32)	(8.26)	8.63	3.67

Less distributions:
From net realized gain	—		—	(0.39)	(0.54)	—	(0.22)

Net asset value,
end of period	$13.33		$10.94	$14.05	$16.76	$25.56	$16.93

Total return	21.74%	‡	(22.14)%	(13.86)%	(32.68)%	50.97%	27.47%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$21,180		$18,347	$26,076	$31,957	$36,932	$13,329

Ratio of expenses to
average net assets:
Before expense
reimbursement	1.85%	†	1.85%	1.80%	1.56%	1.75%	2.30%
After expense
reimbursement	1.45%	†	1.45%	1.45%	1.45%	1.45%	1.45%

Ratio of net investment
loss to average net assets:
After fees waived and
expenses absorbed	(0.25)%	†	(0.33)%	(0.52)%	(0.77)%	(0.73)%	(0.57)%

Portfolio turnover rate	47.49%	‡	108.19%	73.96%	86.13%	39.81%	40.99%

                † Annualized
                ‡ Not Annualized

                See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS August 31, 2003 (Unaudited)

NOTE 1 – ORGANIZATION

The American Trust Allegiance Fund (the “Fund”) is a series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund began operations on March 11, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B. Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.

D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2003, American Trust Investment Advisors, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 2003, the Fund incurred $93,691 in Advisory Fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.45% of average net assets (the “expense cap”). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended August 31, 2003, the Advisor reduced its fees in the amount of $39,165; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $358,912 at August 31, 2003. Cumulative expenses subject to recapture expire as follows:

Year	Amount
2004	$109,256
2005	99,649
2006	110,842
2007	39,165

$358,912

US Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate

Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and Distributor.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended August 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $8,766,195 and $10,237,624, respectively.

NOTE 5 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the six months ended August 31, 2003 and the year ended February 28, 2003 were as follows:

                2003    2002
Long-term capital gains          $0        $0

As of August 31, 2003 there were no distributable earnings on a tax basis.

As of February 28, 2003, the Fund’s most recent fiscal year end, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Undistributed ordinary income	$0
Accumulated capital loss	(9,628,086)
Unrealized depreciation	(2,452,908)

$(12,080,994)

At February 28, 2003, the Fund had a net capital loss carryforward of $8,950,695, of which $5,489,082 expires in 2010 and $3,461,613 expires in 2011. In addition, the Fund elected to defer $677,481 of post-October losses and treat them as arising on March 1, 2003. The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2003, the cost of investments on a tax basis were as follows:

Tax cost of investments	$18,860,294
Gross tax unrealized appreciation	$3,144,371
Gross tax unrealized depreciation	(1,124,901)

Net tax unrealized appreciation	$2,019,470

NOTE 6 – CHANGE OF AUDITORS

On June 13, 2003, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent accountants for the American Trust Allegiance Fund (the “Fund”), a series of Advisors Series Trust (the “Company”). On June 13, 2003, the Company retained Tait Weller & Baker CPA’s, LLP (“Tait”) as the independent accountants for the Fund. The retention of Tait as the independent accountants of the Fund has been approved by the Company’s Audit Committee and Board of Trustees.

The reports of PwC on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through June 13, 2003, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

Advisor

American Trust Investment Advisors, LLC
One Court Street
Lebanon, NH 03766
(800) 788-8806

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 385-7003

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Independent Accountants

Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel

Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-800-385-7003.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)  Any code of ethics or amendment thereto.  - Filed herewith.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_ /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date         10/21/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _ /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date        10/21/03

By (Signature and Title) _ /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date        10/21/03